Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Property	$ 2,399	$ 2,318	$ 2,049
Cash	574	589	752
Other	252	225	179
Debt (repurchase agreements) used to fund liability driven investments	(6,011)	(5,583)	(2,981)
Asset recognized	42,682	46,513	40,685
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	7,148	12,619	14,576
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	1,134	2,576	2,869
Private equity
Disclosure of fair value of plan assets [line items]
Equity	4,291	4,140	4,197
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	7,763	5,926	3,196
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	17,593	16,179	9,388
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	7,539	7,524	6,460
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,311	2,211	1,970
Cash	376	390	547
Other	116	104	(68)
Debt (repurchase agreements) used to fund liability driven investments	(6,011)	(5,583)	(2,981)
Asset recognized	32,085	35,091	30,180
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	5,191	9,548	11,494
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	950	2,220	2,549
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,792	2,679	2,754
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	4,263	2,663	489
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	17,491	16,177	9,384
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	4,606	4,682	4,042
US
Disclosure of fair value of plan assets [line items]
Property	6	6	6
Cash	73	80	105
Other	64	53	90
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	7,195	7,779	7,316
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,238	2,158	2,283
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	63	220	220
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,495	1,461	1,442
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,072	1,777	1,438
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,184	2,024	1,732
Eurozone
Disclosure of fair value of plan assets [line items]
Property	57	71	45
Cash	42	21	17
Other	32	23	74
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,112	2,224	1,879
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	413	537	436
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	65	83	54
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	1
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	895	941	821
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	102	2	4
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	506	546	427
Other
Disclosure of fair value of plan assets [line items]
Property	25	30	28
Cash	83	98	83
Other	40	45	83
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,290	1,419	1,310
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	306	376	363
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	56	53	46
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	4	0	0
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	533	545	448
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 243	$ 272	$ 259